FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Marketable securities	$ 1,262	$ 995
Restricted cash	224	833
Derivative contracts	179	167
Loans and notes receivable	211	195
Other financial assets	138	385
Total current	2,014	2,575
Non-current
Marketable securities	3,601	3,535
Restricted cash	297	272
Derivative contracts	123	110
Loans and notes receivable	936	1,002
Other financial assets	1,579	1,302
Total non-current	$ 6,536	$ 6,221